Cover	Feb. 26, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43169
Entity Registrant Name	ILLUMINATION ACQUISITION CORP I
Entity Central Index Key	0002101135
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	570 Lexington Avenue
Entity Address, Address Line Two	40th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	348-9369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	ILLUU
Security Exchange Name	NASDAQ
Class A Ordinary shares, par value $0.0001 per share [Member]
Title of 12(b) Security	Class A Ordinary shares, par value $0.0001 per share
Trading Symbol	ILLU
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for Class A ordinary shares at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Redeemable warrants, each exercisable for Class A ordinary shares at an exercise price of $11.50 per share
Trading Symbol	ILLUW
Security Exchange Name	NASDAQ